Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2023 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,864,011
Granted during the period	333,105
Exercised during the period	(504,273)
Forfeited during the period	(137,656)
Ending balance	6,555,187
Vested at the balance sheet date	5,117,555
Beginning balance	€ 81.3
Granted during the period	90.54
Exercised during the period	15.79
Forfeited during the period	116.05
Ending balance	86.09
Vested at the balance sheet date	€ 77.82